UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                             811-21075

Dreyfus Institutional Cash Advantage Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	07/31/2008

FORM N-Q

Item 1.

Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
July 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--52.9%	Principal Amount ($)	Value ($)
Allied Irish Banks PLC (Yankee)
2.90% - 3.01%, 12/5/08 - 12/29/08	325,000,000	325,018,123
Banca Intesa SpA (London) (Yankee)
2.72% - 2.90%, 9/3/08 - 10/7/08	1,300,000,000	1,300,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
2.80%, 10/3/08	375,000,000	375,003,258
Banco Santander Puerto Rico (Yankee)
3.00%, 12/9/08 - 12/10/08	700,000,000	700,000,000
Bank of Ireland (Yankee)
2.75% - 2.86%, 9/9/08 - 11/5/08	350,000,000 a	350,007,647
Bank of Scotland (Yankee)
2.85%, 11/10/08	150,000,000	150,000,000
Bank of Scotland PLC (Yankee)
2.88%, 11/3/08	380,000,000	380,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
2.53% - 2.85%, 8/7/08 - 10/10/08	1,550,000,000	1,550,000,000
Barclays Bank PLC (Yankee)
2.68% - 3.00%, 8/8/08 - 11/24/08	1,515,000,000	1,515,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
3.00% - 3.02%, 9/4/08 - 10/9/08	1,250,000,000	1,250,011,784
Calyon (London)
3.05%, 12/11/08	400,000,000	400,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.75% - 3.11%, 8/13/08 - 12/9/08	1,675,000,000	1,675,000,000
Credit Agricole (London)
2.72% - 2.90%, 9/15/08 - 12/1/08	1,980,000,000	1,980,004,382
Credit Suisse
2.86%, 8/12/08	500,000,000 b	500,000,000
DEPFA BANK PLC (Yankee)
2.65% - 2.90%, 8/12/08 - 10/9/08	1,475,000,000 a	1,475,000,000
DZ Bank AG (London) (Yankee)

2.75% - 2.85%, 9/3/08 - 9/10/08	550,000,000	550,000,000
Fifth Third Bank
2.80%, 11/10/08	450,000,000	450,000,000
Harris N.A.
2.91%, 8/6/08	38,000,000	38,000,461
Landesbank Baden-Wurttemberg (London) (Yankee)
2.90%, 9/30/08 - 10/3/08	1,500,000,000	1,500,000,000
Landesbank Hessen-Thuringen Girozentrale (London) (Yankee)
2.87% - 2.95%, 9/10/08 - 10/10/08	1,550,000,000	1,550,007,719
National Australia Bank (London)
2.72%, 9/15/08	350,000,000	350,000,000
Natixis (Yankee)
2.75% - 3.20%, 9/10/08 - 12/29/08	1,250,000,000	1,250,000,000
Royal Bank of Scotland PLC (Yankee)
3.00%, 12/30/08	500,000,000	500,020,305
Sanpaolo IMI U.S. Financial Co. (Yankee)
2.55%, 8/18/08	300,000,000	300,023,925
Skandinaviska Enskilda Banken AB (Yankee)
3.00%, 8/26/08	100,000,000	100,000,000
Societe Generale (Yankee)
3.00%, 12/10/08	300,000,000	300,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
2.78%, 10/17/08	250,000,000	250,007,909
Toronto Dominion Bank (Yankee)
2.75%, 10/6/08	500,000,000	500,000,000
UBS AG (Yankee)
2.73% - 3.02%, 8/26/08 - 10/8/08	1,150,000,000	1,150,000,000
UniCredito Italiano SpA (Yankee)
2.80% - 3.20%, 9/4/08 - 1/30/09	895,000,000	895,008,425
Wachovia Bank, N.A.
2.85% - 3.05%, 10/3/08 - 12/19/08	2,125,000,000	2,125,000,000
Total Negotiable Bank Certificates of Deposit
(cost $25,733,113,938)		25,733,113,938
Commercial Paper--32.8%

Allied Irish Banks N.A. Inc.
2.71% - 2.74%, 9/8/08 - 9/29/08	294,000,000	293,026,301
Allied Irish Banks PLC

3.01%, 8/26/08	150,000,000	149,691,146
Amsterdam Funding Corp.
2.59% - 2.60%, 8/4/08 - 8/15/08	276,603,000 a	276,453,175
ASB Bank Ltd.
2.95%, 8/15/08	150,000,000	149,830,250
ASB Finance Ltd.
2.74% - 2.97%, 8/7/08 - 10/22/08	555,000,000 a	552,607,894
Atlantic Asset Securitization LLC
2.56% - 2.74%, 8/8/08 - 9/22/08	491,790,000 a	491,165,602
Atlantis One Funding Corp.
2.25%, 8/1/08	1,031,672,000 a	1,031,672,000
Bank of Ireland
2.75%, 9/9/08	150,000,000 a	149,556,375
Bank of Scotland PLC
2.80%, 11/14/08	150,000,000	148,792,500
CAFCO LLC
2.75%, 9/8/08	450,000,000 a	448,703,250
Cancara Asset Securitisation Ltd.
2.61% - 2.92%, 8/14/08 - 9/25/08	400,000,000 a	399,275,278
CHARTA LLC
2.75% - 2.77%, 9/8/08 - 9/12/08	598,000,000 a	596,113,430
CIESCO LLC
2.75% - 2.87%, 9/11/08 - 10/6/08	602,000,000 a	599,812,282
Citigroup Funding Inc.
2.83% - 2.93%, 10/6/08 - 11/12/08	1,250,000,000	1,242,740,347
Citigroup Inc.
3.01%, 8/18/08	200,000,000	199,719,972
Commerzbank AG
2.85%, 10/2/08	500,000,000	497,563,056
Commerzbank U.S. Finance Inc.
2.88%, 11/6/08	170,000,000	168,699,122
CRC Funding LLC
2.96%, 8/12/08	50,000,000 a	49,955,389
Danske Corp., Inc.
2.52%, 8/12/08	200,000,000	199,846,611
DnB NOR Bank ASA
2.88% - 2.94%, 8/13/08 - 11/3/08	300,000,000	299,065,111

Fairway Finance Company LLC
2.62%, 8/8/08 - 8/18/08	525,000,000 a	524,610,312
Gemini Securitization Corp., LLC
2.20% - 2.56%, 8/1/08 - 8/8/08	1,217,285,000 a	1,217,185,186
General Electric Capital Corp.
2.18%, 8/1/08	1,000,000,000	1,000,000,000
Gotham Funding Corp.
2.74%, 9/25/08	6,604,000 a	6,576,759
Intesa Funding LLC
2.89%, 8/5/08	75,000,000	74,976,250
Regency Markets No. 1 LLC
2.61%, 8/13/08	87,803,000 a	87,726,904
Santander Central Hispano Finance (Delaware) Inc.
2.36%, 9/19/08	100,000,000	99,682,861
Scaldis Capital Ltd.
2.72% - 2.83%, 9/2/08 - 9/15/08	750,000,000 a	747,871,597
Sheffield Receivables Corp.
2.56%, 8/13/08	80,000,000 a	79,932,000
Societe Generale N.A. Inc.
2.88%, 10/10/08	300,000,000	298,331,667
Swedbank (ForeningsSparbanken AB)
2.70% - 3.09%, 8/11/08 - 11/6/08	1,970,000,000	1,960,319,734
Three Pillars Funding LLC
2.25% - 2.58%, 8/1/08 - 8/7/08	680,626,000 a	680,597,070
Wells Fargo Bank, NA
2.43%, 8/14/08	312,000,000	311,726,220
Westpac Banking Corp.
2.75%, 10/14/08	500,000,000	497,214,722
Windmill Funding Corp.
2.60%, 8/12/08 - 8/14/08	200,000,000 a	199,827,000
Working Capital Management Co. L.P.
2.60%, 8/6/08	245,398,000 a	245,309,384
Total Commercial Paper
(cost $15,976,176,757)		15,976,176,757
Corporate Notes--3.9%

Banc of America Securities
2.34%, 8/1/08	675,000,000	675,000,000

Banca Intesa SpA
2.96%, 8/14/08	250,000,000 b	250,000,000
Citigroup Funding Inc.
3.20%, 5/8/09	200,000,000 b	200,000,000
General Electric Capital Corp.
2.50%, 8/27/08	155,000,000 b	155,000,000
UBS AG
2.45%, 8/19/08	200,000,000 b	200,000,000
Wachovia Bank, N.A.
2.67%, 8/28/08	250,000,000 b	250,000,000
Westpac Banking Corp.
2.46%, 8/19/08	180,000,000 b	180,000,000
Total Corporate Notes
(cost $1,910,000,000)		1,910,000,000
Promissory Notes--1.1%

Goldman Sachs Group Inc.
3.00% - 3.15%, 9/12/08 - 4/3/09
(cost $550,000,000)	550,000,000 c	550,000,000
U.S. Government Agency--4.7%

Federal Home Loan Bank System
2.33% - 2.36%, 8/15/08 - 8/29/08
(cost $2,297,215,857)	2,300,580,000	2,297,215,857
Time Deposits--5.9%

Commerzbank AG (Grand Cayman)
2.12%, 8/1/08	700,000,000	700,000,000
DZ Bank AG (Grand Cayman)
2.19%, 8/1/08	485,000,000	485,000,000
Key Bank U.S.A., NA (Grand Cayman)
2.06%, 8/1/08	363,000,000	363,000,000
Wells Fargo Bank, NA (Grand Cayman)
2.12%-2.13%, 8/1/08	1,350,000,000	1,350,000,000
Total Time Deposits
(cost $2,898,000,000)		2,898,000,000
Total Investments (cost $49,364,506,552)	101.3%	49,364,506,552
Liabilities, Less Cash and Receivables	(1.3%)	(644,600,718)
Net Assets	100.0%	48,719,905,834
a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to $10,209,958,534 or 21.0% of net assets.

b	Variable rate security--interest rate subject to periodic change.

c	These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale. These securities were acquired from 3/4/08 to 6/17/08 at a cost of $550,000,000. At July 31, 2008, the aggregate value of these securities were $550,000,000 representing 1.1% of net assets and are valued at cost.

At July 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	49,364,506,552

Level 3 - Significant Unobservable Inputs

Total	49,364,506,552

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Plus Fund
July 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--37.8%	Principal Amount ($)	Value ($)
Allied Irish Banks PLC (Yankee)
3.01%, 12/29/08	100,000,000	100,004,034
American Express Centurion Bank
2.75%, 9/8/08	150,000,000	150,000,000
Banca Intesa SpA (Yankee)
2.72%, 9/3/08	50,000,000	50,000,000
Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
2.80%, 11/17/08	200,000,000	200,000,000
Banco Santander Puerto Rico (London) (Yankee)
2.95% - 3.00%, 8/4/08 - 12/10/08	175,000,000	175,000,246
Bank of Montreal (Yankee)
2.87%, 9/8/08	25,000,000	24,999,870
Bank of Scotland PLC (London) (Yankee)
2.88% - 3.02%, 11/3/08 - 12/16/08	95,000,000	95,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.90%, 9/5/08	75,000,000	75,000,000
Credit Agricole (London)
2.72%, 9/15/08	50,000,000	50,000,000
Credit Suisse
2.86%, 8/12/08	50,000,000 a	50,000,000
Landesbank Hessen-Thuringen Girozentrale (London) (Yankee)
2.87% - 2.95%, 9/10/08 - 10/10/08	200,000,000	200,000,482
Natixis (Yankee)
3.00% - 3.20%, 10/21/08 - 12/29/08	200,000,000	200,001,116
Nordea Bank Finland PLC (Yankee)
3.61%, 10/17/08	74,180,000	74,360,298
Royal Bank of Scotland PLC
3.05%, 12/29/08	50,000,000	50,025,599
State Street Bank and Trust Co., Boston, MA
3.00%, 10/20/08	75,000,000	75,000,000
Wachovia Bank, N.A.

2.85%, 10/3/08	35,000,000	35,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,604,391,645)		1,604,391,645
Commercial Paper--42.2%

ABN-AMRO North America Finance Inc.
2.84%, 11/10/08	100,000,000	99,214,444
Allied Irish Banks N.A. Inc.
2.71%, 9/29/08	25,000,000	24,890,604
ANZ National (International) Ltd.
2.79%, 11/13/08	100,000,000 b	99,205,556
ASB Finance Ltd.
2.71% - 2.98%, 8/4/08 - 9/29/08	175,000,000 b	174,647,312
Atlantis One Funding Corp.
2.25%, 8/1/08	175,000,000 b	175,000,000
Bank of Ireland
2.79%, 11/14/08	100,000,000 b	99,197,917
Canadian Imperial Holdings
3.02%, 8/28/08	100,000,000	99,776,875
Cancara Asset Securitisation Ltd.
2.89%, 10/3/08	65,000,000 b	64,673,537
CHARTA LLC
2.96%, 8/12/08	25,000,000 b	24,977,694
Citigroup Inc.
3.01%, 8/18/08	50,000,000	49,929,993
Commerzbank AG
2.85%, 10/2/08	150,000,000	149,268,917
Gemini Securitization Corp., LLC
2.20%, 8/1/08	150,000,000 b	150,000,000
General Electric Capital Corp.
2.18%, 8/1/08	175,000,000	175,000,000
Gotham Funding Corp.
2.71%, 9/2/08	75,000,000 b	74,820,667
Landesbank Baden-Wurttemberg
2.90%, 10/7/08	50,000,000	49,732,233
Prudential Funding LLC
2.18%, 8/1/08	50,000,000	50,000,000
Scaldis Capital Ltd.

2.72%, 9/3/08	25,000,000 b	24,938,125
Swedbank (ForeningsSparbanken AB)
2.96%, 10/29/08 - 11/6/08	180,000,000	178,668,156
UBS Finance Delaware LLC
2.94%, 8/1/08	35,000,000	35,000,000
Total Commercial Paper
(cost $1,798,942,030)		1,798,942,030
Corporate Notes--4.2%

Bank of America Corp.
2.34%, 8/1/08	100,000,000	100,000,000
Citigroup Funding Inc.
3.20%, 5/8/09	80,000,000 a	80,000,000
Total Corporate Notes
(cost $180,000,000)		180,000,000
Promissory Notes--2.4%

Goldman Sachs Group Inc.
3.00% - 3.15%, 9/12/08 - 4/3/09
(cost $100,000,000)	100,000,000 [c]	100,000,000
U.S. Government Agency--2.2%

Federal Home Loan Bank System
2.33% - 2.36%, 8/25/08 - 8/29/08
(cost $91,843,089)	92,000,000	91,843,089
Time Deposits--10.4%

Nordea North America Inc. (Grand Cayman)
2.13%, 8/1/08	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB (Grand Cayman)
2.15%, 8/1/08	150,000,000	150,000,000
Wells Fargo Bank, NA (Grand Cayman)
2.13%, 8/1/08	190,000,000	190,000,000
Total Time Deposits
(cost $440,000,000)		440,000,000
Repurchase Agreement--3.1%

Banc of America Securities LLC
2.20%, dated 7/31/08, due 8/1/08 in the amount of
$132,008,067 (fully collateralized by $136,759,259
Federal National Mortgage Association, 6%, due

5/1/38, value $134,640,001)
(cost $132,000,000)	132,000,000	132,000,000
Total Investments (cost $4,347,176,764)	102.3%	4,347,176,764
Liabilities, Less Cash and Receivables	(2.3%)	(97,680,556)
Net Assets	100.0%	4,249,496,208

a	Variable rate security--interest rate subject to periodic change.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to $887,460,808 or 20.9% of net assets.

c	These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale. These securities were acquired from 3/4/08 to 6/17/08 at a cost of $100,000,000. At July 31, 2008, the aggregate value of these securities were $100,000,000 representing 2.4% of net assets and are valued at cost.

At July 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	4,347,176,764

Level 3 - Significant Unobservable Inputs

Total	4,347,176,764

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)